Offerings - Offering: 1	May 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Shares, par value $0.01 per share
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	2.29
Maximum Aggregate Offering Price	$ 34,350,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,258.99
Offering Note	Amount to be registered consists of 15,000,000 Class A Common Shares, $0.01 par value per share, of The E.W. Scripps Company which may be issued or sold pursuant to Amendment No. 2 to The E.W. Scripps Company 2023 Long-Term Incentive Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of Class A Common Shares that may be offered or issued to as a result of any adjustment to prevent dilution by reason of any stock dividend, stock split, recapitalization or other similar transaction. Estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act, solely for purposes of calculating the registration fee. The fee with respect to the shares registered herein is based on the average of the high and low sale prices of a share as reported on Nasdaq on May 15, 2025.